CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) - ₪ / shares	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Mar. 17, 2013
Statement of financial position [abstract]
Ordinary Shares, par value	₪ 0.0000769	₪ 0.0000769		₪ 0.0000769
Ordinary Shares, Authorized	140,010,000	130,000,000
Ordinary Shares, Issued	11,459,780	4,490,720
Ordinary Shares, Outstanding	11,459,780	4,490,720	4,490,720